Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year ended January 31, (a)	Summary compensation on table total for PEO ($) (b) (1)	Compensation actually paid to PEO ($) (c) (2)	Average summary compensation on table total for non-PEO NEOs ($) (d) (3)	Average compensation actually paid to non-PEO NEOs ($) (e) (2)	Value of initial fixed $100 investment based on:		Net income (loss) (in millions) ($) (h)	Bundled SaaS revenue (in millions) ($) (i) (5)
					Total share-holder return ($) (f) (4)	Peer group total share-holder return ($) (g) (4)
2025	10,825,132	7,944,546	3,927,638	3,155,019	85.90	275.92	83.10	293
2024	9,042,454	4,219,689	2,554,584	1,436,951	100.49	216.65	39.63	251
2023	12,242,494	2,627,722	3,110,664	1,421,607	128.51	145.83	15.66	223
2022	9,975,399	11,567,570	2,757,754	2,985,846	173.73	172.00	15.65	183
2021	9,233,276	13,004,014	2,795,566	3,910,864	127.29	137.22	(0.11)	146

Company Selected Measure Name	SaaS revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.” For each of years ended January 31, 2025, 2024, 2023, 2022, and 2021 the other NEOs were:

Year ended January 31,	Executives
2025	Elan Moriah, Peter Fante, Grant Highlander
2024	Elan Moriah, Peter Fante, Grant Highlander
2023	Elan Moriah, Peter Fante, Douglas Robinson, Grant Highlander
2022	Elan Moriah, Peter Fante, Douglas Robinson
2021	Elan Moriah, Peter Fante, Douglas Robinson

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 as of January 31, 2020. The TSR peer group consists of the S&P Composite 1500 Information Technology Index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 10,825,132	$ 9,042,454	$ 12,242,494	$ 9,975,399	$ 9,233,276
PEO Actually Paid Compensation Amount	$ 7,944,546	4,219,689	2,627,722	11,567,570	13,004,014
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Consistent with the presentation in the Summary Compensation Table, these dollar amounts also exclude the value of any shares issued to the officers under the stock bonus program in respect of the fiscal year in which the cash bonus was earned (such shares are effectively purchased by the executive officers at fair market value (or a higher price) using bonus dollars), but include any shares granted as a result of the discount feature of the stock bonus program.
The following table details these adjustments:

Year ended January 31,	Executives	SCT (A) ($)	Aggregate grant date fair value of stock awards from SCT (B) ($)	Year-end fair value of outstanding equity awards granted during the year (i) ($)	Year over year change in fair value at fiscal year-end of unvested awards granted in prior fiscal years (ii) ($)	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year (iii) ($)	Value (as of vesting date) of vested awards granted during fiscal year (iv) ($)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv) ($)	CAP (D)=(A)-(B)+(C) ($)
2025	PEO	10,825,132	9,371,528	7,640,035	(1,829,013)	142,795	537,125	6,490,942	7,944,546
	Others	3,927,638	3,199,863	2,560,702	(389,076)	26,378	229,240	2,427,244	3,155,019
(A) The dollar amounts reported in the Summary Compensation Table (on an average basis for the non-PEO NEOs (the “Others”)).
(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table (on an average basis for the Others). As noted in the final column (CAP), the amounts in column B are subtracted from the amounts in column A (SCT) in the calculation.

(C) The recalculated value of equity awards includes the addition (or subtraction, as applicable) of the following (on an average basis for the Others):

(i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year;

(iii) for awards that vest in the year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and

(iv) for awards that are granted and also vest in the year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant.

(D) “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 3,927,638	2,554,584	3,110,664	2,757,754	2,795,566
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,155,019	1,436,951	1,421,607	2,985,846	3,910,864
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Consistent with the presentation in the Summary Compensation Table, these dollar amounts also exclude the value of any shares issued to the officers under the stock bonus program in respect of the fiscal year in which the cash bonus was earned (such shares are effectively purchased by the executive officers at fair market value (or a higher price) using bonus dollars), but include any shares granted as a result of the discount feature of the stock bonus program.
The following table details these adjustments:

Year ended January 31,	Executives	SCT (A) ($)	Aggregate grant date fair value of stock awards from SCT (B) ($)	Year-end fair value of outstanding equity awards granted during the year (i) ($)	Year over year change in fair value at fiscal year-end of unvested awards granted in prior fiscal years (ii) ($)	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year (iii) ($)	Value (as of vesting date) of vested awards granted during fiscal year (iv) ($)	Total equity CAP (C)=(i)+(ii)+(iii)+(iv) ($)	CAP (D)=(A)-(B)+(C) ($)
2025	PEO	10,825,132	9,371,528	7,640,035	(1,829,013)	142,795	537,125	6,490,942	7,944,546
	Others	3,927,638	3,199,863	2,560,702	(389,076)	26,378	229,240	2,427,244	3,155,019
(A) The dollar amounts reported in the Summary Compensation Table (on an average basis for the non-PEO NEOs (the “Others”)).
(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table (on an average basis for the Others). As noted in the final column (CAP), the amounts in column B are subtracted from the amounts in column A (SCT) in the calculation.

(C) The recalculated value of equity awards includes the addition (or subtraction, as applicable) of the following (on an average basis for the Others):

(i) the year-end fair value of any equity awards granted that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the year;

(iii) for awards that vest in the year, the change in the fair value as of the vesting date from the end of the prior fiscal year; and

(iv) for awards that are granted and also vest in the year, the fair value as of the vesting date.

The valuation assumptions and processes used to recalculate fair values used a consistent process and did not materially differ from those disclosed at the time of the applicable grant.

(D) “Compensation actually paid” may not necessarily represent total cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures:
Revenue
EBITDA Margin
Relative TSR
Bundled New SaaS ACV Bookings
Bundled SaaS Revenue
SaaS ARR
Free Cash Flow

Total Shareholder Return Amount	$ 85.90	100.49	128.51	173.73	127.29
Peer Group Total Shareholder Return Amount	275.92	216.65	145.83	172.00	137.22
Net Income (Loss)	$ 83,100,000	$ 39,630,000	$ 15,660,000	$ 15,650,000	$ (110,000)
Company Selected Measure Amount	293,000,000	251,000,000	223,000,000	183,000,000	146,000,000
PEO Name	Mr. Bodner
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Bodner (our Chief Executive Officer) for each applicable year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”
The compensation committee reviews these metrics each year as part of its annual compensation review process with a view to selecting metrics that best align to our forward-looking objectives. As a result, it is not unusual for these metrics to change from year to year as the company and our business has evolved from a leader in workforce engagement to a leader in AI-powered CX automation. The performance measures listed above are those that the compensation committee considered most important in establishing STI and LTI compensation plans in FYE 25. Awards vesting based on the completion of FYE 25 were granted in FYE 24 (or earlier) and were based on performance measures established by the compensation committee in such earlier periods (which were considered the most important at such time).

For information about the metrics selected for FYE 26 compensation, see “—Compensation Discussion and Analysis—Recent Developments in Executive Compensation Practices.”

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	Our company-selected measure is bundled SaaS revenue. See Appendix C to this proxy statement for additional information on our performance metrics.
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Bundled New SaaS ACV Bookings
Measure:: 5
Pay vs Performance Disclosure
Name	Bundled SaaS Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	SaaS ARR
Measure:: 7
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,371,528)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,490,942
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,640,035
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,829,013)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	537,125
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,795
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,199,863)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,427,244
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,560,702
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(389,076)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,240
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,378